Reclassifications and Comparative Figures - Summary of Services Provided by Amount (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)
Disclosure of reclassifications for amount of financial year [line items]
Revenue	$ 493,916	$ 664,120	$ 555,198	$ 434,723
Before the change [member] | Omnichannel CX solutions [member]
Disclosure of reclassifications for amount of financial year [line items]
Revenue			346,582	283,427
Before the change [member] | Sales and digital marketing [member]
Disclosure of reclassifications for amount of financial year [line items]
Revenue			114,718	66,235
Before the change [member] | Content monitoring and moderation [Member]
Disclosure of reclassifications for amount of financial year [line items]
Revenue			85,890	80,170
Before the change [member] | Other business process services and other services [member]
Disclosure of reclassifications for amount of financial year [line items]
Revenue			8,008	4,891
After the change [member] | Omnichannel CX solutions [member]
Disclosure of reclassifications for amount of financial year [line items]
Revenue			334,047	273,174
After the change [member] | Sales and digital marketing [member]
Disclosure of reclassifications for amount of financial year [line items]
Revenue			114,718	66,235
After the change [member] | Content Trust and Safety [Member]
Disclosure of reclassifications for amount of financial year [line items]
Revenue			103,538	92,452
After the change [member] | Other business process services and other services [member]
Disclosure of reclassifications for amount of financial year [line items]
Revenue			$ 2,895	$ 2,862